Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 196,470	$ 174,730
Carrying value of associated liabilities	[1],[2]	160,007	139,025
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[3]	140,296	122,552
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	$ 56,174	$ 52,178

[1]	The fair value of transferred assets is $196,470 (2022 – $174,730) and the fair value of the associated liabilities is $160,007 (2022 – $139,025), for a net position of $36,463 (2022 – $35,705).
[2]	Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 35(a)(iv) – Financial Instruments – Risk Management.
[3]	Does not include over-collateralization of assets pledged.